Benefit Payments, Pension (Detail) - Pension ₨ in Millions	Mar. 31, 2019 INR (₨)
Benefit payments
2020	₨ 107.7
2021	97.5
2022	54.2
2023	26.6
2024	42.8
2025-2029	₨ 117.5